Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,401,198	$ 2,860,628
Investments	8,293,663	9,992,900
Prepaid expenses and other current assets	591,034	516,584
Total current assets	11,285,895	13,370,112
Prepaid expenses - long term	300,000	383,390
Intangible assets, net	583,334	704,561
Total assets	12,169,229	14,458,063
Current liabilities:
Accounts payable	526,523	605,600
Accrued expenses	1,308,706	1,175,705
Accrued interest and financing expense	1,146,251	1,146,251
Due to officers - short term	$ 600,000	$ 600,000
Other liability, current, related party, type extensible enumeration	srt:OfficerMember	srt:OfficerMember
Total current liabilities	$ 3,581,480	$ 3,527,556
Due to officers - long term	$ 2,923,733	$ 3,523,733
Other liability, noncurrent, related party, type extensible enumeration	srt:OfficerMember	srt:OfficerMember
Total liabilities	$ 6,505,213	$ 7,051,289
Commitments and contingencies
Shareholders' equity:
Ordinary shares, no par value per share, 100,000,000 and 8,333,334 ordinary shares authorized at December 31, 2023 and 2022, respectively - 987,220 (987,220 ADS's) ordinary shares issued and outstanding at December 31, 2023 and 403,887 (403,887 ADS's) at December 31, 2022	0	0
Treasury stock, -0- ordinary shares issued at December 31, 2023 and 45 ordinary shares issued at December 31, 2022		(2,932,000)
Additional paid in capital	51,867,336	47,855,521
Accumulated deficit	(46,203,320)	(37,516,747)
Total shareholders' equity	5,664,016	7,406,774
Total liabilities and shareholders' equity	$ 12,169,229	$ 14,458,063